Shareholder's Equity	12 Months Ended
Jun. 30, 2019
Shareholders equity [abstract]
Shareholder's equity
16.	Shareholder’s equity

Share capital and premium

The share capital of IRSA Propiedades Comerciales was originally represented by common shares with a nominal value of Ps. 0.1 per share and one vote each. On December 18, 2012, the Superintendence of Corporations registered an amendment to the Company’s by-laws whereby it increased the nominal value of its shares from Ps. 0.1 to Ps. 1 each. This amendment, was registered under number 20,264 of Stock Companies Book 62 T°. The CNV admitted the shares indicated above for listing on the Buenos Aires Stock Exchange.

There have been no changes to capital accounts as of June 30, 2019, 2018 and 2017.

As of June 30, 2019, the Company´s capital stock consisted of 126,014,050 common shares with a par value of Ps. 1.00 per share, entitled to one vote each and was as follows:

		Approved by		Date of record with the Public Registry of
Status	Par Value	Body	Date	Commerce
Subscribed, Issued and Paid up	1	Extraordinary Shareholders’ Meeting	10.29.87	12.29.87
Subscribed, Issued and Paid up	1	Extraordinary Shareholders’ Meeting	10.26.88	12.29.88
Subscribed, Issued and Paid up	38	Extraordinary Shareholders’ Meeting	10.25.89	02.05.90
Subscribed, Issued and Paid up	9,460	Ordinary and Extraordinary Shareholders’ meeting	08.31.95	03.15.96
Subscribed, Issued and Paid up	16,000	Ordinary and Extraordinary Shareholders’ meeting	10.29.96	05.15.98
Subscribed, Issued and Paid up	38,000	Ordinary and Extraordinary Shareholders’ meeting	03.10.98	10.21.99
Subscribed, Issued and Paid up	6,500	Ordinary and Extraordinary Shareholders’ meeting	08.06.99	05.07.02
Subscribed, Issued and Paid up	8,206	(*) Board of Directors meeting	06.28.04	05.04.05
Subscribed, Issued and Paid up	47,755	(**) Board of Directors meeting	11.16.10	03.02.11
Subscribed, Issued and Paid up	28	(***) Board of Directors meeting	09.22.11	01.04.12
Subscribed, Issued and Paid up	25	(****) Board of Directors meeting	03.13.13	01.16.15
	126,014

(*)	Capital subscribed in connection with the conversion of convertible notes made until August 2006. Such conversions have been registered.
(**)	Capital subscribed in connection with the conversion of convertible notes made on October 7, 2010.
(***)	Capital subscribed in connection with the conversion of convertible notes made on September 21, 2011.
(****)	Capital subscribed in connection with the conversion of convertible notes made on March 13, 2013.

Inflation adjustment of share capital

Under Argentine GAAP, the Group’s financial statements were previously prepared on the basis of general price-level accounting which reflected changes in the purchase price of the Argentine Peso on the historical financial statements through February 28, 2003. The inflation adjustment related to share capital was recorded to an inflation adjustment reserve that formed part of shareholders’ equity. The balance of this reserve could be applied only towards the issuance of common stock to shareholders of the Company. Resolution 592/11 of the CNV requires that at the transition date to IFRS certain equity accounts, such as the inflation adjustment reserve, are not adjusted and are considered an integral part of share capital.

Legal reserve

According to Law N° 19,550, 5% of the profit of the year is destined to constitute legal reserves until they reach legal capped amount (20% of share capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. IRSA Propiedades Comerciales has reached the legal limit of these reserves.

Reserve for future dividends

The Company and subsidiaries may separate portions of their profits of the year to constitute voluntary reserves according to company law and practice. These special reserves may be for general purposes or for specific uses.

The Ordinary and Extraordinary General Meeting of Shareholders on October 29, 2018 constituted a reserve for Ps. 22,643 million for future dividends.

Resolution reserve CNV 609/12- unassigned

The CNV, through General Resolutions N° 562/09 and 576/10, has provided for the application of Technical Resolutions N° 26 and 29 of the FACPCE, which adopt IFRS, as issued by the IASB, for company’s subject to the public offering regime ruled by Law N° 17,811, due to the listing of their shares or corporate notes, and for entities that have applied for authorization to be listed under the mentioned regime.

The Group adopted IFRS, as issued by the IASB, in the fiscal year beginning July 1, 2012, being its transition date July 1, 2011.

As mentioned in Note 2.1.b), in the third quarter of fiscal 2018, the Company’s Board of Directors decided to change the accounting policy applicable to investment properties replacing the acquisition cost method with fair value accounting, as permitted by IAS 40, and retroactively modified the comparative figures until the date of transition to IFRS (July 1, 2011).

This reserve cannot be available for dividend distribution and can only be released to absorb losses of non-assigned results. The changes in fair value that have occurred after the transition period are part of the non-assigned results.

During the fiscal year ended June 30, 2017, the Group’s Board of Directors decided to change the accounting policy of the investment properties from the cost model to the fair value model, as allowed by IAS 40.

As of June 30, 2019, 2018 and 2017, the reserve amounted to Ps. 6,459 millon.

Special reserve

The Ordinary and Extraordinary General Shareholders’ Meeting on October 29, 2018 constituted a special reserve for Ps. 24,078 millon. As of June 30, 2019, the reserve amounted to Ps. 29,470 millon.

Dividends

Dividends distributed corresponding to the results of the years ended as of June 30, 2018, 2017 and 2016 were:

●	Ps. 705 million, approved by the Ordinary and Extraordinary General Shareholders’ Meeting held on October 31, 2018.

●	Ps. 1,283 million, approved Ps460,000 by the Ordinary and Extraordinary General Shareholders’ Meeting held on October 31, 2017.

●	Ps. 1,056 million, approved by the Ordinary and Extraordinary General Shareholders’ Meeting on October 31, 2016, Ps. 641 million, approved by the Ordinary Shareholders’ Meeting on April 5, 2017 and Ps. 137 million corresponds to distributed dividends to non-controlling interest.

The decisions made on the basis of years’ results prior to the application of IAS 29, are not subject to be revised.

As of June 30, 2019, 2018 and 2017 there were no prescribed dividends corresponding to dividends pending of payment from previous years.

The canceled dividends during the years ended as of June 30, 2019, 2018 and 2017 were Ps. 705, Ps. 1,283 and Ps. 1,834.

Additionally, during the year ended June 30, 2019 there was a refund of dividends of Ps. 32.8 million.

Retained earnings (Accumulated losses)

Retained earnings comprise accumulated profits or losses without a specific appropriation; positive earnings can be distributable by the decision of the Shareholders' meeting, as long as they are not subject to legal restrictions. These earnings comprise prior years' earnings that were not distributed, the amounts transferred from other comprehensive income and prior years' adjustments, according to IFRS. The restated amount is derived from the difference between the equity at the beginning of the first period of application of IAS 29 and the restatement of assets, liabilities and the rest of the equity items. Subsequently, the amounts are restated into the measuring unit current at the end of the reporting year.

General Resolution No. 593/2011 issued by the CNV provided that Shareholders in the Meetings at which they should decide upon the approval of financial statements in which the Retained earnings account has a positive balance, should adopt an express resolution as to the allocation of such balance, whether to dividend distribution, capitalization.